COMBINED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows – operating activities
Net income (loss)	$ (106)	$ (346)	$ (474)	$ (2,722)	$ (724)
Adjustments to reconcile net income (loss) to cash from (used for) operating activities
Depreciation and amortization of property, plant, and equipment (Note 6)	188	176	724	779	767
Amortization of intangible assets (Note 8)	63	55	240	1,018	409
Principal pension plans – net (Note 13)	(95)	(99)	(405)	0	0
Other postretirement benefit plans – net (Note 13)	(47)	(83)	(313)	(206)	(500)
Provision (benefit) for income taxes (Note 15)	10	(69)	344	248	(140)
Cash recovered (paid) during the year for income taxes	(58)	(45)	(2)	(91)	(209)
Changes in operating working capital:
Decrease (increase) in current receivables	359	591	(837)	(870)	(1,283)
Decrease (increase) in due from related parties	(56)	(12)	(2)	(4)	4
Decrease (increase) in inventories, including deferred inventory costs	(717)	(739)	(240)	(949)	400
Decrease (increase) in current contract assets	(270)	(36)	113	353	(162)
Increase (decrease) in accounts payable and equipment project payables	(306)	(306)	(663)	643	63
Increase (decrease) in due to related parties	(365)	10	(53)	124	201
Increase (decrease) in contract liabilities and current deferred income	885	317	2,812	1,282	(495)
All other operating activities	71	(104)	(58)	281	9
Cash from (used for) operating activities	(444)	(690)	1,186	(114)	(1,660)
Cash flows – investing activities
Additions to property, plant, and equipment and internal-use software	(217)	(124)	(744)	(513)	(577)
Dispositions of property, plant, and equipment	4	2	60	53	69
Purchases of and contributions to equity method investments	(91)	(18)	(83)	(393)	(545)
Sales of and distributions from equity method investments	29	13	232	340	176
All other investing activities	(9)	86	(199)	191	(264)
Cash from (used for) investing activities	(285)	(41)	(734)	(322)	(1,141)
Cash flows – financing activities
Net increase (decrease) in borrowings of maturities of 90 days or less	(23)	18	16	15	(104)
Transfers from (to) Parent	2,023	708	(361)	947	2,157
All other financing activities	(66)	(22)	(63)	(151)	(57)
Cash from (used for) financing activities	1,934	704	(408)	811	1,996
Effect of currency exchange rate changes on cash, cash equivalents, and restricted cash	(32)	13	22	(87)	(66)
Increase (decrease) in cash, cash equivalents, and restricted cash, including cash classified within businesses held for sale	1,173	(14)	66	288	(871)
Less: Net increase (decrease) in cash classified within businesses held for sale	(531)	(21)	582	21	0
Increase (decrease) in cash, cash equivalents, and restricted cash	1,704	6	(516)	267	(871)
Cash, cash equivalents, and restricted cash at beginning of year	1,551	2,067	2,067	1,800	2,671
Cash, cash equivalents, and restricted cash as of March 31	$ 3,255	$ 2,073	1,551	2,067	1,800
Supplemental disclosure of cash flows information
Cash paid during the year for interest			$ (83)	$ (77)	$ (88)